Segment information - Geographical breakdown of revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical areas
Revenue from contracts with customers	€ 782,517	€ 772,009	€ 740,897
Revenue from contributions	14,450	9,417	10,551
Total revenue	796,967	781,426	751,448
Shared R&D
Geographical areas
Revenue from contracts with customers	599,086	664,516	695,755
Revenue from contributions	12,308	8,461	6,265
Total revenue	611,394	672,977	702,020
Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers	183,431	107,493	45,142
Revenue from contributions	2,142	956	4,286
Total revenue	185,573	108,449	49,428
USA
Geographical areas
Revenue from contracts with customers	445,859	459,424	407,754
USA | Shared R&D
Geographical areas
Revenue from contracts with customers	354,124	414,192	365,522
USA | Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers	91,735	45,232	42,232
Germany
Geographical areas
Revenue from contracts with customers	32,904	34,134	58,895
Germany | Shared R&D
Geographical areas
Revenue from contracts with customers	32,904	29,297	58,604
Germany | Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers		4,837	291
France
Geographical areas
Revenue from contracts with customers	19,910	32,005	32,274
France | Shared R&D
Geographical areas
Revenue from contracts with customers	19,910	32,005	32,274
United Kingdom
Geographical areas
Revenue from contracts with customers	92,517	86,368	115,256
United Kingdom | Shared R&D
Geographical areas
Revenue from contracts with customers	92,437	86,368	115,225
United Kingdom | Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers	80		31
Switzerland
Geographical areas
Revenue from contracts with customers	109,043	64,924	22
Switzerland | Shared R&D
Geographical areas
Revenue from contracts with customers	18,048	7,500	22
Switzerland | Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers	90,995	57,424
Rest of the world
Geographical areas
Revenue from contracts with customers	82,283	95,154	126,696
Rest of the world | Shared R&D
Geographical areas
Revenue from contracts with customers	81,662	€ 95,154	124,108
Rest of the world | Just - Evotec Biologics
Geographical areas
Revenue from contracts with customers	€ 621		€ 2,588